LONG-TERM INVESTMENTS, NET (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Equity investments without readily determinable fair values
Impairment of equity investments without readily determinable fair values		¥ 37,000
Total equity investments without readily determinable fair values, net		52,380	¥ 29,880
Equity method investments
Equity method investment		15,212	16,569
Impairment of equity method investments		(524)	(524)
Total equity method investments, net		15,212	16,569
Available-for-sale investment	[1]	15,000
Impairment of available-for-sale investments		(15,000)
Total available-for-sale investment, net		0	0
Total long-term investments, net		67,592	46,449	$ 7,289
A company providing mechanic training
Equity investments without readily determinable fair values
Equity investments without readily determinable fair values	[2]	12,000	12,000
A company providing intelligent robot products
Equity investments without readily determinable fair values
Equity investments without readily determinable fair values	[3]	24,000
Impairment of equity investments without readily determinable fair values		24,000	24,000
A company providing information sharing IT platform
Equity investments without readily determinable fair values
Equity investments without readily determinable fair values	[4]	22,500
Impairment of equity investments without readily determinable fair values		0	0
Other equity investments without readily determinable fair values
Equity investments without readily determinable fair values
Equity investments without readily determinable fair values	[5]	30,880	17,880
Impairment of equity investments without readily determinable fair values		13,000	13,000
Companies providing hockey program management
Equity method investments
Equity method investment	[6]	2,132	2,079
Total equity method investments, net	[6]	2,132	2,079
A company providing Internet product solutions
Equity investments without readily determinable fair values
Impairment of equity investments without readily determinable fair values		0	0
Equity method investments
Equity method investment		13,604	15,014
Total equity method investments, net		¥ 13,604	¥ 15,014

[1]	6 LONG-TERM INVESTMENTS, NET (CONTINUED)
[2]	In October 2015, the Company paid RMB12,000 in cash to acquire 2.86% of the total equity interest in an education company, which provides training for senior mechanic in vehicle maintenance and repair. No impairment loss was recognized as of December 31, 2020 and 2021, and for the years then ended.
[3]	In May 2017, the Company paid RMB24,000 in cash to acquire 6% of the total equity interest in a company, which provides intelligent robot product. Based on the fact that the business conditions of this investee deteriorated, the Company recognized impairment loss of RMB24,000 for the year ended December 31, 2018, and with an impairment balance of RMB24,000 as of December 31, 2020, which has been written off during the year of 2021.
[4]	In July 2017, the Company paid RMB22,500 in cash to acquire 15% of the total equity interest in a company, which provides an information sharing IT platform. In November 2021, the Company sold 15% of the total equity interest by a price of RMB22,500. The consideration of RMB9,500 was collected as of December 31, 2021, and the remaining consideration of RMB13,000 was recorded as prepaid and other current asset, which was collected in January 2022. No impairment loss was recognized as of December 31, 2020.
[5]	During the years ended December 31, 2018 and 2019, the Company acquired minority equity interests in several third-party companies. The Company recognized no impairment loss for the years ended December 31, 2020 and 2021, respectively, and with an impairment balance of RMB13,000 as of December 31, 2020, which has been written off during the year of 2021.
[6]	In January 2018, the Company paid RMB14,000 in cash to acquire 20% of equity interest of a company which provides IT consulting services and programming and accounted for the investment using equity method. No impairment loss was recognized as of December 31, 2020 and 2021, and for the years then ended.